Quarterly Holdings Report
for
Fidelity® Multi-Strategy Credit Fund
September 30, 2023
MSC-NPRT1-1123
1.9910150.100
Bank Loan Obligations - 7.4%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4146% 12/1/28 (b)(c)(d)	59,848	57,529
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/27/29 (b)(c)(d)	104,470	103,294
Healthcare - 0.5%
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 11/15/28 (b)(c)(d)	129,343	128,315
Hotels - 0.8%
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9161% 11/30/29 (b)(c)(d)	198,998	199,163
Leisure - 0.2%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 7/21/28 (b)(c)(d)	49,810	49,499
Paper - 0.4%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5911% 4/13/29 (b)(c)(d)	104,471	102,934
Services - 1.3%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/10/28 (b)(c)(d)	139,291	132,609
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (b)(c)(d)	198,998	198,816
TOTAL SERVICES		331,425
Super Retail - 1.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (b)(c)(d)	194,149	193,491
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 12/18/27 (b)(c)(d)	134,312	130,878
TOTAL SUPER RETAIL		324,369
Technology - 1.9%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (b)(c)(d)	119,624	117,195
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 8/31/28 (b)(c)(d)	49,873	49,409
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/22/28 (b)(c)(d)	34,911	34,475
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8161% 10/7/27 (b)(c)(d)	129,340	128,937
Ukg, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (b)(c)(d)	129,671	129,199
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6661% 2/28/27 (b)(c)(d)	19,948	19,849
TOTAL TECHNOLOGY		479,064
Utilities - 0.5%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 8/1/25 (b)(c)(d)	124,372	124,527
TOTAL BANK LOAN OBLIGATIONS (Cost $1,866,662)		1,900,119

Corporate Bonds - 39.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.8%
Broadcasting - 0.6%
DISH Network Corp.:
0% 12/15/25	44,000	29,370
2.375% 3/15/24	75,000	72,000
3.375% 8/15/26	95,000	57,095
		158,465
Diversified Financial Services - 0.1%
LendingTree, Inc. 0.5% 7/15/25	45,000	35,438
Energy - 0.3%
NextEra Energy Partners LP 0% 11/15/25 (e)	80,000	66,800
Gaming - 0.7%
DraftKings, Inc. 0% 3/15/28	75,000	56,738
Penn Entertainment, Inc. 2.75% 5/15/26	109,000	132,293
		189,031
Homebuilders/Real Estate - 0.2%
Redfin Corp. 0.5% 4/1/27	63,000	36,540
Technology - 0.9%
LivePerson, Inc. 0% 12/15/26	61,000	45,659
MicroStrategy, Inc. 0% 2/15/27	149,000	103,749
ON Semiconductor Corp. 0.5% 3/1/29 (e)	35,000	38,430
Unity Software, Inc. 0% 11/15/26	53,000	41,950
		229,788
TOTAL CONVERTIBLE BONDS		716,062
Nonconvertible Bonds - 36.3%
Aerospace - 1.3%
ATI, Inc. 5.875% 12/1/27	155,000	146,863
TransDigm, Inc. 4.625% 1/15/29	210,000	183,408
		330,271
Air Transportation - 0.3%
American Airlines, Inc. 11.75% 7/15/25 (e)	70,000	75,250
Forward Air Corp. 9.5% 10/15/31 (e)	5,000	4,997
Rand Parent LLC 8.5% 2/15/30 (e)	10,000	9,251
		89,498
Automotive & Auto Parts - 0.8%
Ford Motor Credit Co. LLC 7.35% 11/4/27	160,000	163,147
LCM Investments Holdings 8.25% 8/1/31 (e)	25,000	24,286
Macquarie AirFinance Holdings 8.375% 5/1/28 (e)	25,000	25,344
		212,777
Broadcasting - 2.0%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (e)	35,000	34,662
DISH Network Corp. 11.75% 11/15/27 (e)	65,000	65,485
Magallanes, Inc.:
5.141% 3/15/52	125,000	92,880
5.391% 3/15/62	125,000	92,323
Univision Communications, Inc.:
4.5% 5/1/29 (e)	50,000	40,712
7.375% 6/30/30 (e)	200,000	182,779
		508,841
Cable/Satellite TV - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	368,000	214,137
CSC Holdings LLC 11.25% 5/15/28 (e)	125,000	124,511
		338,648
Capital Goods - 0.1%
Chart Industries, Inc. 7.5% 1/1/30 (e)	25,000	25,137
Chemicals - 1.3%
LSB Industries, Inc. 6.25% 10/15/28 (e)	140,000	126,843
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (e)	30,000	26,463
The Chemours Co. LLC 5.75% 11/15/28 (e)	140,000	121,506
W.R. Grace Holding LLC 5.625% 8/15/29 (e)	75,000	60,656
		335,468
Consumer Products - 0.7%
Gannett Holdings LLC 6% 11/1/26 (e)	75,000	64,418
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (e)	135,000	118,184
		182,602
Containers - 1.7%
Ball Corp. 6% 6/15/29	185,000	179,855
Graphic Packaging International, Inc. 3.75% 2/1/30 (e)	140,000	117,054
LABL, Inc. 9.5% 11/1/28 (e)	125,000	128,125
		425,034
Diversified Financial Services - 0.8%
Coinbase Global, Inc. 3.375% 10/1/28 (e)	55,000	39,619
GGAM Finance Ltd. 8% 6/15/28 (e)	25,000	24,951
HTA Group Ltd. 7% 12/18/25 (e)	25,000	24,051
OneMain Finance Corp. 4% 9/15/30	85,000	63,780
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (e)	50,000	43,125
		195,526
Electric Utilities No Longer Use - 0.2%
Vistra Operations Co. LLC 7.75% 10/15/31 (e)	50,000	49,252
Energy - 5.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (e)	180,000	182,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (e)	205,000	197,887
CVR Energy, Inc. 5.25% 2/15/25 (e)	15,000	14,633
Delek Logistics Partners LP 7.125% 6/1/28 (e)	140,000	127,900
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (e)	50,000	50,006
Enbridge, Inc. 8.5% 1/15/84 (b)	30,000	29,753
Hess Midstream Partners LP 5.125% 6/15/28 (e)	130,000	119,576
Northern Oil & Gas, Inc. 8.75% 6/15/31 (e)	255,000	256,913
Oceaneering International, Inc. 6% 2/1/28 (e)	50,000	47,103
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	135,000	127,328
7.875% 9/15/30 (e)	25,000	24,899
Petroleos Mexicanos 6.95% 1/28/60	285,000	167,901
Seadrill Finance Ltd. 8.375% 8/1/30 (e)	50,000	50,906
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (e)	25,000	25,063
Transocean, Inc.:
8% 2/1/27 (e)	20,000	19,250
8.75% 2/15/30 (e)	61,750	63,139
		1,504,957
Environmental - 0.2%
Covanta Holding Corp. 4.875% 12/1/29 (e)	51,000	41,840
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (e)	270,000	243,277
Food/Beverage/Tobacco - 0.5%
Post Holdings, Inc. 5.5% 12/15/29 (e)	135,000	122,375
Gaming - 2.1%
Affinity Gaming LLC 6.875% 12/15/27 (e)	140,000	118,689
Boyd Gaming Corp. 4.75% 6/15/31 (e)	185,000	157,431
Caesars Entertainment, Inc. 7% 2/15/30 (e)	60,000	58,384
Churchill Downs, Inc. 6.75% 5/1/31 (e)	60,000	56,700
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (e)	145,000	122,888
Ontario Gaming GTA LP 8% 8/1/30 (e)	10,000	10,000
Scientific Games Corp. 7.5% 9/1/31 (e)	10,000	9,884
		533,976
Healthcare - 1.7%
Community Health Systems, Inc. 5.25% 5/15/30 (e)	165,000	125,429
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (e)	140,000	121,647
Tenet Healthcare Corp. 4.25% 6/1/29	210,000	180,757
		427,833
Homebuilders/Real Estate - 1.2%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	155,000	120,098
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (e)	65,000	63,664
VICI Properties LP 5.125% 5/15/32	135,000	120,835
		304,597
Insurance - 0.7%
HUB International Ltd. 5.625% 12/1/29 (e)	210,000	182,859
Leisure - 0.2%
Carnival Corp. 4% 8/1/28 (e)	65,000	56,360
Metals/Mining - 1.9%
Cleveland-Cliffs, Inc. 4.625% 3/1/29 (e)	140,000	121,949
ERO Copper Corp. 6.5% 2/15/30 (e)	140,000	120,840
First Quantum Minerals Ltd. 8.625% 6/1/31 (e)	125,000	124,398
Mineral Resources Ltd.:
8% 11/1/27 (e)	125,000	122,656
9.25% 10/1/28 (e)	10,000	10,100
		499,943
Paper - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (e)	80,000	62,606
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30 (e)	70,000	60,036
		122,642
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (e)	40,000	39,544
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.5% 2/15/29 (e)	105,000	89,886
Dave & Buster's, Inc. 7.625% 11/1/25 (e)	30,000	29,987
		119,873
Services - 0.8%
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (e)	50,000	50,077
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (e)	100,000	90,531
Uber Technologies, Inc. 4.5% 8/15/29 (e)	70,000	62,570
		203,178
Steel - 0.8%
ATI, Inc. 7.25% 8/15/30	35,000	34,738
Carpenter Technology Corp.:
6.375% 7/15/28	130,000	125,380
7.625% 3/15/30	40,000	40,050
		200,168
Super Retail - 1.0%
Bath & Body Works, Inc. 6.875% 11/1/35	215,000	192,013
EG Global Finance PLC 6.75% 2/7/25 (e)	70,000	68,775
		260,788
Technology - 5.3%
Block, Inc. 3.5% 6/1/31	155,000	121,762
Cloud Software Group, Inc. 6.5% 3/31/29 (e)	145,000	128,228
Elastic NV 4.125% 7/15/29 (e)	145,000	123,490
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (e)	145,000	121,996
McAfee Corp. 7.375% 2/15/30 (e)	70,000	58,604
MicroStrategy, Inc. 6.125% 6/15/28 (e)	235,000	208,713
NCR Corp. 5.125% 4/15/29 (e)	140,000	123,348
Open Text Corp. 6.9% 12/1/27 (e)	60,000	60,137
Roblox Corp. 3.875% 5/1/30 (e)	95,000	76,229
Seagate HDD Cayman 8.25% 12/15/29 (e)	40,000	41,080
Uber Technologies, Inc. 7.5% 9/15/27 (e)	230,000	231,910
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (e)	90,000	75,185
		1,370,682
Telecommunications - 1.2%
Altice France SA 8.125% 2/1/27 (e)	200,000	177,439
Frontier Communications Holdings LLC 8.75% 5/15/30 (e)	65,000	61,716
Level 3 Financing, Inc. 10.5% 5/15/30 (e)	65,000	65,428
		304,583
Utilities - 0.2%
Southern Co. 4% 1/15/51 (b)	65,000	60,124
TOTAL NONCONVERTIBLE BONDS		9,292,653
TOTAL CORPORATE BONDS (Cost $10,178,423)		10,008,715

U.S. Treasury Obligations - 5.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.875% 2/15/43	498,000	433,416
U.S. Treasury Notes:
3.5% 4/30/30	529,000	495,090
4% 6/30/28	50,000	48,666
4.125% 7/31/28	382,000	373,763
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,409,347)		1,350,935

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BX Trust floater:
Series 2019-XL Class F, CME Term SOFR 1 Month Index + 2.110% 7.4467% 10/15/36 (b)(c)(e)	85,000	84,085
Series 2021-MFM1 Class E, CME Term SOFR 1 Month Index + 2.360% 7.6965% 1/15/34 (b)(c)(e)	90,425	87,301
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.3333% 11/5/38 (b)(e)	100,000	89,695
MHC Commercial Mortgage Trust floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 2.710% 8.0474% 4/15/38 (b)(c)(e)	92,249	89,473
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $350,474)		350,554

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Diversified Financial Services - 0.5%
Morgan Stanley 6.875% (b)	5,000	125,000
Energy - 0.4%
Energy Transfer LP 7.60% (b)	4,500	110,565
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $237,074)		235,565

Preferred Securities - 5.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 3.7%
Bank of America Corp.:
5.875% (b)(f)	30,000	27,215
6.1% (b)(f)	40,000	39,169
6.125% (b)(f)	50,000	47,906
6.25% (b)(f)	25,000	24,596
6.5% (b)(f)	45,000	44,712
8.8062% (b)(c)(f)	50,000	50,021
Bank of New York Mellon Corp.:
4.625% (b)(f)	30,000	26,986
4.7% (b)(f)	40,000	38,502
Citigroup, Inc.:
5.95% (b)(f)	40,000	38,166
7.625% (b)(f)	40,000	39,024
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.5009% (b)(c)(f)	50,000	49,769
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 2.840% 8.2135% (b)(c)(f)	75,000	74,911
4.6% (b)(f)	110,000	102,904
5% (b)(f)	130,000	125,654
6.125% (b)(f)	20,000	19,784
PNC Financial Services Group, Inc.:
CME Term SOFR 3 Month Index + 3.300% 8.7112% (b)(c)(f)	40,000	39,751
CME Term SOFR 3 Month Index + 3.930% 9.3115% (b)(c)(f)	40,000	40,039
6.25% (b)(f)	45,000	38,575
Wells Fargo & Co.:
5.9% (b)(f)	40,000	39,198
7.625% (b)(f)	40,000	40,323
TOTAL BANKS & THRIFTS		947,205
Diversified Financial Services - 0.3%
American Express Co. 3.55% (b)(f)	30,000	23,820
Charles Schwab Corp. 5.375% (b)(f)	45,000	43,233
Morgan Stanley 5.875% (b)(f)	25,000	22,774
TOTAL DIVERSIFIED FINANCIAL SERVICES		89,827
Energy - 0.3%
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (b)(c)(f)	75,000	70,774
Utilities - 0.7%
Dominion Energy, Inc. 4.65% (b)(f)	45,000	41,191
Duke Energy Corp. 4.875% (b)(f)	65,000	63,264
Edison International 5% (b)(f)	30,000	25,640
Sempra 4.875% (b)(f)	40,000	37,899
TOTAL UTILITIES		167,994
TOTAL PREFERRED SECURITIES (Cost $1,264,528)		1,275,800

Other - 35.2%
	Shares	Value ($)
Other - 35.2%
Fidelity Private Credit Fund Class I (g) (Cost $8,964,960)	355,203	9,022,507

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $1,379,367)	1,379,091	1,379,367

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $25,650,835)	25,523,562
NET OTHER ASSETS (LIABILITIES) - 0.3%	82,830
NET ASSETS - 100.0%	25,606,392

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,291,305 or 28.5% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,665,523	1,863,643	2,149,799	19,410	-	-	1,379,367	0.0%
Total	1,665,523	1,863,643	2,149,799	19,410	-	-	1,379,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.23%	3,581	122	3,703	21	-	-	-
Fidelity Private Credit Fund Class I	8,778,672	214,966	-	214,966	-	28,869	9,022,507
	8,782,253	215,088	3,703	214,987	-	28,869	9,022,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Corporate Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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